DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT

9. DEBT

As of December 31, 2023, and 2022, the Company’s debt obligations are summarized as follows (stated in thousands):

	December 31,	December 31,
	2023	2022
Face value of convertible debt	$3,450	$3,450
Less: principal converted to common shares	(60)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	1,467	1,086
Total convertible debt	3,334	2,953

Face value of Centurion debt	11,000	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	776	476
Less: unamortized debt issuance costs	(227)	(386)
Total Centurion debt	10,345	9,886
Total debt	13,679	12,839
Less: current portion of debt	(13,679)	(965)
Long-term debt	$—	$11,874

As of December 31, 2023, future minimum principal payments are summarized as follows (stated in thousands):

	Convertible
	Debt	Debenture
Principal due in 2024	$3,390	$11,000
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,204)
Plus: accretion and implied interest	1,467	776
Less: debt issuance costs	—	(227)
	$3,334	$10,345

The Centurion debt is contractually due during 2025 but has been classified as current liability for accounting purposes as the Company is not compliant with the Centurion debt covenants as of December 31, 2023.

The following table depicts accretion expense, debt issuance cost amortization and interest expense related to the Company’s debt obligations for the years ended December 31, 2023, and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Accretion expense
Convertible debt	$381	$381
Centurion debt	300	300
	$681	$681

Debt issuance cost amortization
Centurion debt	$159	$161

Interest paid
Convertible debt	$221	$221
Centurion debt	1,278	1,230
	$1,499	$1,451

Paycheck Protection Program

During March 2021, the Company received an unsecured loan under the United States Small Business Administration Paycheck Protection Program (“PPP”) in the amount of $1.7 million. Assure executed a PPP promissory note, which was to mature on February 25, 2026. Under the terms of the PPP Loan, all or a portion of the Loan could be forgiven if the Company maintains its employment and compensation within certain parameters during the 24-week period following the loan origination date and the proceeds of the PPP Loan were spent on payroll costs, rent or lease agreements dated before February 15, 2020 and utility payments arising under service agreements dated before February 15, 2020. In January 2022, the Company received forgiveness of the $1.7 million PPP Loan, resulting in no balance due.

Convertible Debt

On November 22, 2019, the Company launched a non-brokered private placement of convertible debenture units (“CD Unit”) for gross proceeds of up to $4 million, with an option to increase the offering by an additional $2 million (the “Offering”). On December 13, 2019, the Company closed on Tranche 1 of the Offering for gross proceeds of $965 thousand and the issuance of 3,445 warrants. These proceeds will be used for working capital and growth capital purposes. Each CD Unit was offered at a price of $1. Each CD Unit included, among other things, 3 common share purchase warrants that allow the holder to purchase shares of the Company’s common stock at a price of $190.00 per share for a period of three years and the right to convert the CD Unit into shares of the Company’s common stock at a conversion price of $140.00 per share for a period of four years. The CD Units carry a 9% coupon rate.

The fair value of the debt was determined to be $401 thousand, the conversion feature $376 thousand and the warrants $188 thousand. The difference between the fair value of the debt of $401 thousand and the face value of debt of the $965 thousand will be accreted as interest expense over the four-year life of the CD Units. The finders’ received $67 thousand and 9,650 warrants to purchase shares of the Company’s common stock at a price of $9.50 per share for three years. These warrants expired during the year ended December 31, 2023 unexercised.

From January 2020 to April 2020, the Company closed on three separate tranches of the Offering for total proceeds of $1.7 million. The net proceeds from these tranches of the Offering are being utilized for working capital purposes. Each CD Unit was offered at a price of $1. Each CD Unit includes, among other things, 72 common share purchase warrants that allow the holder to purchase shares of the Company’s common stock at a price of $190.00 per share for a period of three years and the right to convert the CD Unit into shares of the Company’s common stock as a conversion price of $140.00 per share for a period of four years. The CD Units carry a 9% coupon rate. In conjunction with these Offerings, finders’ received $79 thousand and 563 warrants to purchase shares of the Company’s common stock at a price of $190.00 per share for three years. These warrants expired during the year ended December 31, 2023 unexercised.

The fair value of the second tranche of debt was determined to be $259 thousand, the conversion feature $152 thousand and the warrants $58 thousand. The difference between the fair value of the debt of $259 thousand and the face value of debt of $469 thousand will be accreted as interest expense over the four-year life of the CD Units. The fair value of the third tranche of debt was determined to be $483 thousand, the conversion feature $291 thousand and the warrants $112 thousand. The difference between the fair value of the debt of $483 thousand and the face value of debt of $886 thousand will be accreted as interest expense over the four-year life of the CD Units. The fair value of the fourth tranche of debt was determined to be $159 thousand, the conversion feature $96 thousand and the warrants $45 thousand. The difference between the fair value of the debt of $159 thousand and the face value of debt of $300 thousand will be accreted as interest expense over the four-year life of the CD Units. The value of the conversion feature and the warrants is recorded to additional paid-in capital as the equity component of convertible debt issuance.

At the end of April 2020, the Company launched a separate non-brokered private placement of convertible debenture units (“April CD Unit”) for gross proceeds of up to $500 thousand, with an option to increase the offering by an additional $500 thousand (the “April Offering”). The $830 thousand proceeds from the April Offering were used for working capital and to retire part of the $800 thousand obligation due on May 15, 2020 to the Sellers of Neuro-Pro Monitoring. Each April CD Unit was offered at a price of $1. Each April CD Unit included, among other things, 100 common share purchase warrants that allow the holder to purchase shares of the Company’s common stock at a price of $100.00 per share for a period of three years and the right to convert the CD Unit into shares of the Company’s common stock as a conversion price of $3.35 for a period of four years. The CD Units carry a 9% coupon rate. On May 21, 2020, the Company closed the April Offering. In conjunction with the April Offering, finders’ received $23 thousand and 345 warrants to purchase shares of the Company’s common stock at a price of $67.00 per share for four years. The fair value of the April Offering of debt was determined to be $364 thousand, the conversion feature $279 thousand and the warrants $187 thousand. The difference between the fair value of the debt of $364 thousand and the face value of debt of $830 thousand will be accreted as interest expense over the four-year life of the CD Units. The value of the conversion feature and the warrants is recorded to additional paid-in capital as the equity component of convertible debt issuance.

During April 2024, the Company entered into exchange agreements with certain Convertible Debenture holders, whereby the Company agreed to issue 1,337,371 common shares to settle $334 thousand of principal and interest owed.

The majority of the convertible debt matured during the period of December 2023 through March 2024. The Company has not paid the amounts due per the terms of the convertible debt agreements. As such, the convertible debt is payable on demand. However, the Company is planning to offer Assure common shares to settle the remaining principal and accrued interest related to the outstanding balance of the Convertible Debentures in common shares of Assure stock valued based on the 5-day VWAP prior to the closing of the Danam Health merger (see Note 16). There is no guarantee that the Company will be able to settle the amounts outstanding under the Convertible Debenture with common shares of the Company.

Debenture

On June 10, 2021, the Company entered into definitive agreements to secure a credit facility under the terms of a commitment letter dated March 8, 2021 (the “Commitment Letter”) with Centurion Financial Trust, an investment trust formed by Centurion Asset Management Inc. (“Centurion”).  Under the terms of the Commitment Letter, Assure issued a debenture to Centurion, dated June 9, 2021 (the “Debenture”), with a maturity date of June 9, 2025 (the “Maturity Date”), in the principal amount of $11 million related to a credit facility comprised of a $6 million senior term loan (the “Senior Term Loan”), a $2 million senior revolving loan (the “Senior Revolving Loan”) and a $3 million senior term acquisition line (the “Senior Term Acquisition Line” and together with the Senior Term Loan and the Senior Revolving Loan, the “Credit Facility”).  The Senior Term Acquisition Line will be made available to the Company to fund future acquisitions, subject to certain conditions and approvals of Centurion.  The Credit Facility matures in June 2025.  During November 2021, the Company and Centurion entered into an amended to allow the Senior Short Term Acquisition Line to be utilized for organic growth and general working capital purposes.

The principal amount of the Debenture drawn and outstanding from time to time shall bear interest both before and after maturity, default and judgment from the date hereof to the date of repayment in full at the rate of the greater of 9.50% or the Royal Bank of Canada Prime Rate plus 7.05% per annum calculated and compounded monthly in arrears and payable on the first business day of each month during which any obligations are outstanding, the first of such payments being due July 2, 2021 for the period from the Advance to the date of payment, and thereafter monthly.  The difference between the commitment and the amount of the Loan outstanding from time to time shall bear a standby charge, for the period between June 2021 and the end of the availability period, in the amount of 1.50% per annum calculated and compounded monthly in arrears and payable on the first business day of each month during which any amount of the commitment remains available and undrawn, the first of such payments being due July 2, 2021.  Interest on overdue interest shall be calculated and payable at the same rate plus 3% per annum.

With respect to the Senior Revolving Loan, Assure may prepay advances outstanding thereunder from time to time, with not less than 10 business days prior written notice of the prepayment date and the amount, in the minimum amount of $250 thousand. Any amount of the Senior Revolving Loan prepaid may be re-advanced.  With respect to the Senior Term Loan and Senior Term Acquisition Line, Assure may prepay the advances outstanding thereunder, without penalty or bonus, in an amount not to exceed 25% of the aggregate of all Advances then outstanding under the Term Loans, on each anniversary date of the first advance made hereunder, provided in each case with not less than 30 days written notice of the Company’s intention to prepay on such anniversary date and the proposed prepayment amount. Any prepayments to the Term Loans other than those permitted in the immediately preceding sentence may only be made on 30 days prior written notice of the prepayment date and the amount, and are subject to the Company paying on such prepayment date a prepayment charge equal to the lesser of (i) twelve (12) months interest and (ii) interest for the months remaining from the prepayment date to the Maturity Date, on the amount prepaid at the interest rate in effect on the applicable Term Loan as of the date of prepayment. Any amount of the Term Loan prepaid may not be re-advanced.

The Credit Facility is guaranteed by the subsidiaries under the terms of the guarantee and secured by a first ranking security interest in all of the present and future assets of Assure and the Subsidiaries under the terms of the security agreement.

Assure paid Centurion on first Advance of the Loan a commitment fee of 2.25%, being $248 thousand, made by withholding from the first advance.

A portion of the proceeds from the Debenture were utilized to repay other debt which was outstanding at that time.

As of December 31, 2023, the Company was not in compliance with the Debenture debt covenants. As a result, Centurion may demand full repayment of the outstanding principal and interest.

During April 2024, the Company entered into an exchange agreement with Centurion whereby the Company agreed to issue 236,164 common shares to settle $141 thousand of outstanding amounts owed under the Debenture agreement.

Warrant Fee

In addition, Assure issued Centurion an aggregate of 13,750 non-transferrable common stock purchase warrants.  Each warrant entitles Centurion to acquire one share in the capital of Assure, at an exercise price equal to $1.20. The warrants and underlying shares of common stock are subject to applicable hold periods under U.S. securities laws.